Trade Accounts Receivable - Summary of Past Due Balances of Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivables past due from 1 to 30 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 91,697	$ 55,461	$ 133,533
Accounts receivables past due 31 to 60 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	24,029	25,223	91,640
Accounts receivables past due 61 to 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	8,005	15,736	30,832
Accounts receivables past due more than 90 days [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	12,762	4	24
Aggregate past due [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
Accounts receivable	$ 136,493	$ 96,424	$ 256,029